Share of results in associates (Tables)	12 Months Ended
Dec. 31, 2025
Share of results in associates
Schedule of share of results in associates

	2025	2024	2023
Share of (loss) / income in associates (Note 15)	31,083	(996)	7,108
	31,083	(996)	7,108